July 15, 2014

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Room 5506, Stop 5-5

Washington, D.C.  20549

Attn:                    Mr. Edward P. Bartz

Division of Investment Management

Re:                             Post-Effective Amendment No. 48 for ICON Funds

Securities Act Registration No. 333-14927

Investment Company Act File No. 811-7883

Dear Mr. Bartz:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing, on behalf of the ICON Funds, Post-Effective Amendment Nos. 48 to its registration statement on Form N-1A (“the PEA”) to be effective September 30, 2014. The Trust is filing this amendment to add a new fund to the ICON Trust, the ICON High Yield Bond Fund.

The Registrant is aware of its obligations under the Securities Act of 1933 and acknowledges that:

•                                          The ICON Funds, not the Staff, are responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•                                          Staff comments, or changes to disclosure by the ICON Funds in response to Staff comments, does not relieve the ICON Funds of our responsibility for disclosure; and

•                                          The ICON Funds may not assert Staff comments as an affirmative defense in any proceeding initiated by the Commission or any person under the U.S. Federal Securities Laws.

Securities and Exchange Commission

July 15, 2014

If you have any questions, comments or desire further information, contact me, at (303) 328-9207, or counsel to the Trust, Charles W. Lutter Jr. at (210) 496-5438, at any time.

Sincerely,

/s/ Donald Salcito
Donald Salcito, Esq., Secretary of the Trust